ING Partners, Inc.

ING Van Kampen Comstock Portfolio

(“Portfolio”)

Supplement dated July 15, 2010

to the Portfolio’s Adviser Class (“Class ADV”) and Service Class (“Class S”) Prospectus and

Initial Class (“Class I”) Prospectus each dated April 30, 2010

(each a “Prospectus” and collectively “Prospectuses”)

Effective June 25, 2010, Matthew Seinsheimer has been added as co-portfolio manager of the Portfolio and Kevin Holt has been designated as lead portfolio manager. The Portfolio’s Prospectuses are revised as follows:

1.

The sub-section entitled “Portfolio Managers” of the summary section of the Portfolio’s Class ADV and Class S Prospectus and Class I Prospectus, respectively, is deleted in its entirety and replaced with the following:

Portfolio Managers
Kevin Holt	Jason Leder
Portfolio Manager (since 05/02)	Portfolio Manager (since 05/02)
James N. Warwick	Devin E. Armstrong
Portfolio Manager (since 07/07)	Portfolio Manager (since 07/07)
Matthew Seinsheimer
Portfolio Manager (since 06/10)

2.

The fourth paragraph of the section entitled “Management of the Portfolios – ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio – Morgan Stanley Investment Management Inc.” of the statutory section of the Portfolio’s Class ADV and Class S Prospectus and Class I Prospectus, respectively, is hereby deleted and replaced with the following:

ING Van Kampen Comstock Portfolio is managed within the Van Kampen Multi-Cap Value team by a team of portfolio managers. Current members of the team include Jason Leder, Kevin Holt, Devin E. Armstrong, James N. Warwick, and Matthew Seinsheimer. Mr. Holt is the lead portfolio manager of the Portfolio and is responsible for the execution of the overall strategy of the Portfolio. Each member of the team is responsible for generating investment ideas and has discretion over the sectors they cover. The composition of the team may change without notice from time to time.

3.

The following paragraph is added after the eighth paragraph of the section entitled “Management of the Portfolios – ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio – Morgan Stanley Investment Management Inc.” of the statutory section of the Portfolio’s Class ADV and Class S Prospectus and Class I Prospectus, respectively:

Matthew Seinsheimer has been associated with Invesco and/or its affiliates since 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Van Kampen Comstock Portfolio

(“Portfolio”)

Supplement dated July 15, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Initial Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 30, 2010

Effective June 25, 2010, Matthew Seinsheimer has been added as a co-portfolio manager of the Portfolio and Kevin Holt has been designated as lead portfolio manager. The Portfolio’s SAI is revised as follows:

1.

The sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” of the section of the SAI entitled “Other Information About Portfolio Managers – ING Van Kampen Comstock Portfolio” found on page 112 of the SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Matthew Seinsheimer[1]	5	$2,392.4	0	$0	259	$61.7

•	None of these accounts have an advisory fee based on the performance of the account.

1	As of June 30, 2010.

Portfolio Manager Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned

Matthew Seinsheimer[1]	None

1	As of June 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE